Liabilities for puttable financial instrument	12 Months Ended
Dec. 31, 2023
Liabilities For Puttable Financial Instrument [Abstract]
Liabilities for puttable financial instrument	Liabilities for puttable financial instrument
See accounting policies in note 38(J).
On December 30, 2022, the Group acquired 74.39% of the issued share capital of ACT Genomics. In connection with the ACT Acquisition, a puttable financial instrument had been granted under the shareholders’ agreements to the remaining shareholders of ACT (the “NCI of ACT”), which the Group has an obligation to buy the remaining shares from the NCI of ACT at specified price if the NCI of ACT exercises the option before the contract’s expiry date.
The puttable financial instrument is presented as a current financial liability in the consolidated financial statements due to a potential event could trigger within twelve months from the end of the reporting period.
The movement of the liabilities for puttable financial instrument during years ended December 31, 2023 and 2022 are analyzed as follows:

	2023	2022
Balance at January 1	$17,138,905	$—
Issuance of puttable financial instrument	—	17,138,905
Change in fair value recognized in equity	(2,516,376)	—
Balance at December 31	$14,622,529	$17,138,905